Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 29,170	$ 22,200
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	28,391	21,954
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 779	$ 246